Financial Risk Management Objectives and Policies - Schedule of Capital Management (Details) - Capital Management [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Capital Management [Line Items]
Interest-bearing bank and other borrowings	¥ 1,979,719	¥ 1,668,497	$ 283,096
Trade payables	106,740	91,966	15,264
Financial liabilities included in other payables and accruals	140,450	103,014	20,084
Long-term payables	12,031	6,274	1,720
Less: Cash and bank balances	(2,470,085)	(1,261,211)	(353,217)
Net debt	(231,145)	608,540	(33,053)
Equity attributable to owners of the Company	1,324,462	264,194	189,396
Adjusted capital	1,324,462	264,194	189,396
Capital and net debt	¥ 1,093,317	¥ 872,734	$ 156,343
Gearing ratio		70.00%